Accounts receivable, net - Movements of the allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at the beginning of the year	¥ 14,175	¥ 491	¥ 418
Additions charged to bad debt expense	13,654	13,684	491
Write-off of bad debt allowance	(4,531)	0	(418)
Balance at the end of the year	¥ 23,298	¥ 14,175	¥ 491